OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Performance-based cash awards	£ 12	£ 89	£ 137
Performance based compensation expense comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	117	380	509
Performance-based compensation expense deferred until later years comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	61	149	189
Current year | Performance based compensation expense comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	22	244	362
Current year | Performance-based compensation expense deferred until later years comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	30	113	152
Prior year | Performance based compensation expense comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	95	136	147
Prior year | Performance-based compensation expense deferred until later years comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 31	£ 36	£ 37